Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Common Share [Abstract]
Basic and diluted earnings per share computations

	For the year ended December 31,
(In thousands)	2012	2011	2010
Net income from continuing operations before noncontrolling interests	$2,932	$17,758	$15,446
Less: Net income attributable to noncontrolling interests	822	934	768

Net income from continuing operations attributable to Michael Baker Corporation	2,110	16,824	14,678
Net income/(loss) from discontinued operations, net of tax	723	480	(2,512)

Net income attributable to Michael Baker Corporation	$2,833	$17,304	$12,166
Basic:
Weighted average shares outstanding	9,407	9,300	8,929
Earnings/(loss) per share:
Continuing operations	$0.22	$1.81	$1.64
Discontinued operations	0.08	0.05	(0.28)

Total	$0.30	$1.86	$1.36
Diluted:
Effect of dilutive securities -
Contingently issuable shares and stock options	218	68	224
Weighted average shares outstanding	9,625	9,368	9,153
Earnings/(loss) per share:
Continuing operations	$0.22	$1.80	$1.60
Discontinued operations	0.07	0.05	(0.27)

Total	$0.29	$1.85	$1.33